Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Drug storage equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years